NOTES RECEIVABLE	6 Months Ended
Dec. 31, 2023
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 4. NOTES RECEIVABLE

Notes receivable represented the non-interest-bearing commercial bills the Company received from the customers for the purpose of collection of sales amounts, which ranged from three to six months from the date of issuance. As of June 30, 2023 and December 31, 2023, notes receivable was ¥3,742,390 and ¥12,532,717 ($1,765,196), respectively. As of June 30, 2023 and December 31, 2023, no notes were guaranteed or collateralized. As the date of this report, 100.0%, or ¥12.5 million ($1.8 million) have been subsequently collected.